Trade and other payables - Summary of trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Non-current trade payables	$ 0	$ 0
Non-current other financial payables	177	188
Non-current other payables	84	42
Non-current deferred income	428	118
Non-current accruals	53	0
Non-current employee entitlements	0	0
Non-current royalties and mining taxes	3	2
Non-current amounts owed to equity accounted units	237	193
Total non-current	982	543
Current trade payables	3,596	3,196
Current other financial payables	1,261	1,192
Current other payables	145	143
Current deferred income	493	338
Current accruals	2,773	1,751
Current employee entitlements	1,136	920
Current royalties and mining taxes	713	622
Current amounts owed to equity accounted units	16	16
Total current	10,133	8,178
Trade payables	3,596	3,196
Other financial payables	1,438	1,380
Other payables	229	185
Deferred income	921	456
Accruals	2,826	1,751
Employee entitlements	1,136	920
Royalties and mining taxes	716	624
Amounts owed to equity accounted units	253	209
Total	11,115	8,721
Contract liabilities	$ 414	$ 358